Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 5,971	$ 3,885
Products in process	6,908	5,246
Finished products	1,916	2,042
Inventories	$ 14,795	$ 11,173